Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, £ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 100,331		$ 122,715
Restricted cash, current and non-current	25,462	£ 20.0	36,305	£ 30.0
Cash, cash equivalents and restricted cash	$ 125,793		$ 159,020		$ 222,378	$ 11,781